Annual Fund Operating Expenses - Class Z Shares - Voya Index Solution 2050 Portfolio - Class I	May 01, 2021
Operating Expenses:
Management Fees	0.20%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.38%	[2]
Waivers and Reimbursements	(0.23%)	[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.15%

[1]	The Portfolio’s Management Fee structure is a “bifurcated fee” structure as follows: an annual rate of 0.20% of the Portfolio’s average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio’s average daily net assets invested in direct investments.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.00% for Class Z shares through May 1, 2022. The limitation does not extend to investment-related costs, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Portfolio’s board.